Servicing (Tables)	12 Months Ended
Dec. 31, 2015
Contractors [Abstract]
Schedule of Servicing Assets at Fair Value

Following is a summary of mortgage servicing rights activity for the years ended December 31, 2015, 2014 and 2013:

	2015	2014	2013
Fair value at beginning of year	$1,217,931	$1,398,396	$930,760
Capitalized servicing rights – new
loan sales	252,288	134,324	312,751
Disposals (amortization based on
loan payments and payoffs)	(551,846)	(167,739)	(160,873)
Change in fair value	263,114	(147,050)	315,758
Fair value at end of year	$1,181,487	$1,217,931	$1,398,396